Financial Instruments with Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2023
Investments, All Other Investments [Abstract]
Schedule of Fair Value, Off-Balance-Sheet Risks

	In Thousands
	Contract or Notional Amount
	2023	2022
Financial instruments whose contract amounts represent credit risk:
Unused commitments to extend credit	$1,010,899	1,217,963
Standby letters of credit	106,420	118,064
Total	$1,117,319	1,336,027

Summary of Allowance for Credit Losses on Off-Balance-Sheet Credit Exposures

The following table details activity in the allowance for credit losses on off-balance-sheet credit exposures for the years ended December 31, 2023, 2022 and 2021.

	(In Thousands)
	2023	2022	2021
Beginning balance, January 1	$6,136	955	693
Impact of adopting ASC 326	—	6,195	—
Credit loss expense (benefit)	(2,989)	(1,014)	262
Ending balance, December 31,	$3,147	6,136	955